TAXATION (Details 1)	Jul. 31, 2025 CAD ($)
Statement [Line Items]
Tax Losses	$ 4,669,000
Resource Pools	5,629,000
Equipment and other	275,000
After Five Years
Statement [Line Items]
Resource Pools	0
Tax Losses	4,669,000
Equipment and Other	92,000
Within One Year
Statement [Line Items]
Resource Pools	0
Tax Losses	0
Equipment and Other	0
One to Five Years
Statement [Line Items]
Resource Pools	0
Tax Losses	0
Equipment and Other	69,000
No Expiry Date
Statement [Line Items]
Resource Pools	5,629,000
Tax Losses	0
Equipment and Other	$ 114,000